Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

The Company has evaluated subsequent events through the date of the filing of these financial statements. On February 22, 2013, the Company entered into a Securities Purchase Agreement with certain accredited investors for the issuance and sale in a private placement of an aggregate of $2,550,000 of Units at a purchase price of $0.75 per Unit. Each Unit consists of one share of Series A 8% convertible preferred stock, par value $.001 per share, and a warrant to purchase one and one-quarter shares of the Company’s common stock, par value $.001 per share (subject to adjustment) at an exercise price of $1.00 per whole share (subject to adjustment). The Company will use the net proceeds of the private placement for working capital, FDA trials, securing licensing partnerships, and general corporate purposes. The Company entered into a Placement Agent’s Agreement dated March 11, 2013, with Network 1 Financial Securities, Inc. (“Network 1”) as placement agent, which allows for the sale of the Company’s common stock at a purchase price of $0.75 per share and 100% warrant coverage to purchase shares of common stock at an exercise price of $1.00 per share. The Company also entered into a Placement Agent’s Agreement, dated March 11, 2013, with Network 1 as placement agent, which allows for the sale of Units, each Unit consisting of the right to receive shares of common stock of up to four wholly-owned subsidiaries of the Company and a warrant to purchase three-fourths (  3/4 ) of one share of the Company’s common stock.

Subsequent to year end, the Company completed a private offering of common stock and warrants to accredited investors for gross proceeds of $2,620,634. The Company accepted subscriptions, in the aggregate, for 3,494,179 shares of common stock, and five year warrants to purchase 3,494,179 shares of common stock. Investors received five year fully vested warrants to purchase up to 100% of the number of shares purchased by the investors in the offering. The warrants have an exercise price of $1.00 per share. The purchase price for each share of common stock together with the warrants was $0.75. The Company used the proceeds for working capital and other general corporate purposes. Network 1 Financial Securities, Inc. served as placement agent for the offering. In connection with the offering, the Company paid $340,682 and issued five year fully vested warrants to purchase 349,418 shares of common stock with an exercise price of $1.00 to Network 1 Financial Securities, Inc., which represents 10% of the total number of shares of common stock sold to investors solicited by Network 1 Financial Securities, Inc.